Sales - Trade receivables - Not past due - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of provision matrix [line items]
Expected credit losses on trade receivables not past due		€ 46	€ 54	€ 56
Trade receivables
Disclosure of provision matrix [line items]
Expected credit losses on trade receivables	€ 996	€ 1,012	€ 983	€ 888